March 22, 2000


              DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 1, 2000


1. The following information replaces all contrary information contained in the sections of the Statement of Additional Information ("SAI") entitled "Description of the Fund", "Management of the Fund" and "Management Arrangements":

      Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

2. The following information replaces the information contained in the section of the Statement of Additional Information ("SAI") entitled "Management of the Fund - Officers of the Fund":


            Stephen E. Canter, President
            Mark N. Jacobs, Vice President
            Joseph Connolly, Vice President and Treasurer
            John B. Hammalian, Secretary
            Steven F. Newman, Assistant, Secretary
            Michael A. Rosenberg, Assistant Secretary
            Michael Condon, Assistant Treasurer


      The address of each Fund officer is 200 Park Avenue, New York, NY 10166.